Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property And Equipment [Abstract]
Depreciation	$ 4,939	$ 13,620	$ 32,373